Financial instruments - Liquidity risk - Additional information (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments
Maximum amount of term debt maturing in any 12-month period | $	$ 2.0
Weighted average maturity of gross debt portfolio to be maintained	5 years
Committed bank facility	$ 3.0	£ 2,500
Hedging instruments | Fair value hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities		215	£ 5
Derivative financial assets		0	35
Hedging instruments | Cash flow hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities		32	7
Derivative financial assets		24	36
Instruments not designated as hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities		22	2
Derivative financial assets		£ 8	£ 12